Income Taxes (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Difference in actual income tax expense (benefit) from the amounts computed by applying the PRC EIT rate
Computed "expected" tax expense (benefit)	$ (136,339)	(849,407)	(849,798)	507,875
PRC tax rate differential, preferential rate	34,619	215,678	22,119	(98,715)
Tax rate differential for non-PRC entities	17,521	109,157	95,814	107,259
Tax rate change	20,058	124,965	(4,124)
Tax holiday			(61,357)	(127,864)
Research and development tax credit	(6,074)	(37,839)	(56,391)	(78,525)
Non-deductible expenses:
Impairment of goodwill			68,346
Staff welfare in excess of allowable limits	1,186	7,386	2,672	1,099
Share-based compensation	1,425	8,876	18,483	18,688
Entertainment expenses	336	2,092	1,335	1,502
Change in valuation allowance	31,253	194,715	627,295
German dividend withholding tax	1,530	9,529	10,400
Others	1,461	9,106	(8,207)	2,147
Actual income tax expense (benefit)	(33,024)	(205,742)	(133,413)	333,466
Decrease (increase) in net income (loss) and basic and diluted earnings (loss) per share without tax holiday
Decrease (increase) in net income (loss)			(52,951)	94,632
Basic earnings (loss) per share			(0.34)	0.62
Diluted earnings (loss) per share			(0.34)	0.59
Income tax recoverable	$ 24,297	151,373	145,029